Variable interest entity (Tables)	12 Months Ended
Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of VIEs’ consolidated assets and liabilities

	December 31, 2025	December 31, 2024

Current assets	$13,358,763	$12,630,910
Other assets	269,115	350,188
Total assets	13,627,878	12,981,098
Total liabilities	(4,749,905)	(3,897,967)
Net assets	$8,877,973	$9,083,131

	December 31, 2025	December 31, 2024

Current liabilities:
Accounts payable	$3,318,162	$2,787,656
Other payables and accrued liabilities	84,837	207,558
Short-term loan	662,955	—
Contract liabilities	9,544	37,316
Lease liabilities	189,189	133,818
Taxes payable	417,653	528,173
Total current liabilities	4,682,340	3,694,521
Lease liabilities – non-current	67,565	203,446
Total liabilities	$4,749,905	$3,897,967

The summarized operating results of the VIEs are as follows:

	For the year ended December 31, 2025	For the year ended December 31, 2024	For the year ended December 31, 2023**

Operating revenues*	$8,706,740	$1,417,848	$3,173,124
Gross profit	2,568,542	591,012	1,575,941
Loss from operations	(397,138)	(20,269)	(4,121,315)
Net loss	$(586,566)	$(46,643)	$(4,310,491)
Net loss attributable to INFOBIRD CO., LTD	(568,969)	(45,244)	(4,018,865)
Net loss attributable to non-controlling interest	(17,597)	(1,399)	(291,626)

*	During the years ended December 31, 2025, 2024 and 2023, Operating revenues include nil, nil and $583,302 intercompany revenue to Infobird WFOE, respectively.
**	Operating revenues in 2023 were totally generated from discontinued operations.